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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2003
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Whitney Holdings LLC
                 -------------------------------
   Address:      177 Broad Street
                 -------------------------------
                 Stamford, CT 06901
                 -------------------------------

                 -------------------------------

Form 13F File Number: 28-05743
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Daniel J. O'Brien
         -------------------------------
Title:   Managing Member
         -------------------------------
Phone:   203-973-1440
         -------------------------------

Signature, Place, and Date of Signing:

      /s/ Daniel J. O'Brien             Stamford, CT      November 13, 2003
   -------------------------------    -----------------   -----------------
           [Signature]                  [City, State]          [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number        Name

    28-
       ---------------          ------------------------------------
    [Repeat as necessary.]


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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               0
                                        --------------------

Form 13F Information Table Entry Total:         43
                                        --------------------

Form 13F Information Table Value Total: $187,481,000 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name



    No.       Form 13F File Number         Name



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                             13F INFORMATION TABLE
                               SEPTEMBER 30, 2003

          COLUMN 1        COLUMN 2   COLUMN 3  COLUMN 4         COLUMN 5             COLUMN 6    COLUMN 7           COLUMN 8
    --------------------- --------   --------  --------  -----------------------  -------------  ---------  -----------------------
                                                                                                              VOTING
                                                         SHARES OR                                          AUTHORITY
                           TITLE OF             VALUE    ---------          PUT/   INVESTMENT      OTHER    ---------
        NAME OF ISSUER      CLASS      CUSIP   (X$1000)    PRN AMT   SH/PRN CALL   DISCRETION     MANAGERS      SOLE   SHARED  NONE
    ---------------------  --------  --------- --------  ---------   ------ ----  --------------  --------  ---------- ------  ----
1   AFC Enterprises, Inc.   COMMON   00104q107   8,487     527,127     SH         SHARED-DEFINED    NONE      527,127
2   ALLIANCE IMAGING, INC.  COMMON   018606202   2,993      870,00     SH         SHARED-DEFINED    NONE      870,000
3   ALLSTREAM               COMMON   02004c204  13,067     334,630     SH         SHARED-DEFINED    NONE      334,630
4   M&F WORLDWIDE CORP      COMMON   552541104   7,704     800,000     SH         SHARED-DEFINED    NONE      800,000
5   AMBASSADORS
      INTERNATIONAL         COMMON   023178106     689      56,515     SH         SHARED-DEFINED    NONE       56,515
6   VERITAS SOFTWARE CORP   COMMON   923436109   2,178      69,106     SH         SHARED-DEFINED    NONE       69,106
7   INTERNATIONAL
    SPEEDWAY CORPORATION    COMMON   460335201   1,170      26,668     SH         SHARED-DEFINED    NONE       26,668
8   ANALOGIC CORPORATION    COMMON    32657207     961      20,000     SH         SHARED-DEFINED    NONE       20,000
9   BAYTEX ENERGY TRUST     COMMON   073176109   4,261     605,200     SH         SHARED-DEFINED    NONE      605,200
10  CALPINE CORP.           COMMON   131347106   1,516     310,000     SH         SHARED-DEFINED    NONE      310,000
11  CHIQUITA BRANDS INTL    COMMON   170032809  13,194     745,400     SH         SHARED-DEFINED    NONE      745,400
12  CREW ENERGY INC.        COMMON   226533107   1,078     401,731     SH         SHARED-DEFINED    NONE      401,731
13  DPL, INC.               COMMON   233293109  14,373     838,100     SH         SHARED-DEFINED    NONE      838,100
14  EFUNDS CORP.            COMMON   28224R101   2,603     210,401     SH         SHARED-DEFINED    NONE      210,401
15  FAIRBORNE ENERGY LTD.   COMMON   303626105     253      60,000     SH         SHARED-DEFINED    NONE       60,000
16  FOOTLOKER, INC.         COMMON   344849104  22,144   1,366,900     SH         SHARED-DEFINED    NONE    1,366,900
17  PROCURENET              COMMON   742804909       0      10,000     SH         SHARED-DEFINED    NONE       10,000
18  MCDERMOTT
    INTERNATIONAL INC.      COMMON   580037109  15,517   2,717,600     SH         SHARED-DEFINED    NONE    2,717,600
19  NOVASTAR FINANCIAL      COMMON   669947400   2,586      45,000     SH         SHARED-DEFINED    NONE       45,000
20  QUEBECOR WORLD INC.
     --CLASS B              COMMON   748193208  10,836     664,384     SH         SHARED-DEFINED    NONE      664,384
21  RITCHIE BROS.
      AUCTIONEERS           COMMON   767744105     207       5,000     SH         SHARED-DEFINED    NONE        5,000
22  Quantum Corporation     COMMON   747906204   2,132     692,100     SH         SHARED-DEFINED    NONE      692,100
23  USinternetworking, Inc. COMMON   917311805       0   2,736,226     SH         SHARED-DEFINED    NONE    2,736,226
24  Medsource               COMMON   58505Y103  10,223   2,048,641     SH         SHARED-DEFINED    NONE    2,048,641
25  NMT Medical, Inc.       COMMON   629294109  10,943   2,504,010     SH         SHARED-DEFINED    NONE    2,504,010
26  Briazz Inc.             COMMON   10782M104     134     836,021     SH         SHARED-DEFINED    NONE      836,021
27  Quovadx                 COMMON               1,549     409,763     SH         SHARED-DEFINED    NONE      409,763
28  Iona Technologies Plc   COMMON   46206P109      85      35,280     SH         SHARED-DEFINED    NONE       35,280
29  Iona Technologies Plc
    (escrow shs)            COMMON   46206P109      96      40,026     SH         SHARED-DEFINED    NONE       40,026
30  IDT Corporation         COMMON   448947101   2,406     136,100     SH         SHARED-DEFINED    NONE      136,100
31  Orbital Sciences        COMMON   685564106     123      13,275     SH         SHARED-DEFINED    NONE       13,275
32  IDT Preferred B         COMMON   448947309  14,703     814,100     SH         SHARED-DEFINED    NONE      814,100
33  Trans Technology Corp.  COMMON   893889105   1,514     171,041     SH         SHARED-DEFINED    NONE      171,041
34  Amerisource Bergen
    Corporation             COMMON   03073E105   2,618      48,451     SH         SHARED-DEFINED    NONE       48,451
35  Select Comfort Corp.    COMMON   81616X103   2,654     100,000     SH         SHARED-DEFINED    NONE      100,000
36  Texas Genco
      Holdings Inc.         COMMON   882443104   2,328      97,800     SH         SHARED-DEFINED    NONE       97,800
37  TBM Holdings Inc.       COMMON   872197108   1,771   1,416,667     SH         SHARED-DEFINED    NONE    1,416,667
38  Interactive Health LLC  COMMON               3,024     716,359     SH         SHARED-DEFINED    NONE      716,359
39  WILLIS GROUP HOLDINGS   COMMON   g96655108   4,613     150,000     SH         SHARED-DEFINED    NONE      150,000

    WARRANTS                                                           SH         SHARED-DEFINED    NONE
1   XM Satellite Radio
      --Warrants                     98375Y114       5       5,000     SH         SHARED-DEFINED    NONE                       5,000
2   Women First
    Healthcare--Warrants             978150100     737     910,412     SH         SHARED-DEFINED    NONE                     910,412
3   Metricom--Warrants               591596135       0       2,500     SH         SHARED-DEFINED    NONE                       2,500
4   CD Radio--Warrants               125127134       6       6,000     SH         SHARED-DEFINED    NONE                       6,000


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